Quarterly Holdings Report
for
Fidelity® Investment Grade Securitized ETF
November 30, 2023
FIG-NPRT1-0124
1.9900962.102
U.S. Treasury Obligations - 9.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	54,000	46,075
3.625% 5/15/53	26,000	22,193
4.375% 8/15/43	56,000	53,524
U.S. Treasury Notes:
3.375% 5/15/33	22,000	20,329
3.75% 4/15/26	35,000	34,351
3.875% 8/15/33	4,000	3,847
4.5% 11/15/33	6,000	6,074
4.625% 10/15/26	25,000	25,092
4.625% 11/15/26	77,000	77,331
TOTAL U.S. TREASURY OBLIGATIONS (Cost $295,326)		288,816

U.S. Government Agency - Mortgage Securities - 145.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 27.0%
1.5% 1/1/37 to 1/1/51	120,436	96,771
2% 11/1/40 to 11/1/41	82,939	68,536
2.5% 12/1/32 to 1/1/52	218,640	188,348
3% 11/1/34 to 6/1/51	70,083	63,369
3.5% 3/1/45 to 7/1/51	151,321	135,513
4% 5/1/40 to 6/1/52	64,974	60,232
4.5% 7/1/47 to 12/1/48	87,555	84,119
5% 10/1/52 to 12/1/52 (b)(c)	94,361	91,351
6% 11/1/52	23,434	23,545
6.5% 9/1/53	25,484	26,221
TOTAL FANNIE MAE		838,005
Freddie Mac - 25.2%
1.5% 1/1/51 to 4/1/51	112,764	83,735
2% 6/1/35 to 11/1/51	322,578	269,691
2.5% 7/1/36 to 2/1/51	323,428	273,101
3% 9/1/34	21,619	20,154
3.5% 8/1/51	41,729	37,043
4% 3/1/49	52,189	48,177
5.5% 3/1/53	47,401	47,395
TOTAL FREDDIE MAC		779,296
Ginnie Mae - 34.1%
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	100,000	80,756
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	25,000	20,189
2% 12/1/53 (d)	25,000	20,189
2% 1/1/54 (d)	50,000	40,437
2% 1/1/54 (d)	50,000	40,437
2% 1/1/54 (d)	50,000	40,437
2% 1/1/54 (d)	50,000	40,437
2.5% 7/20/51	78,768	65,883
2.5% 12/1/53 (d)	50,000	41,780
2.5% 12/1/53 (d)	25,000	20,890
2.5% 12/1/53 (d)	25,000	20,890
2.5% 1/1/54 (d)	50,000	41,831
2.5% 1/1/54 (d)	50,000	41,831
3% 12/1/53 (d)	50,000	43,304
3% 12/1/53 (d)	50,000	43,304
3% 12/1/53 (d)	25,000	21,652
3% 1/1/54 (d)	50,000	43,349
3% 1/1/54 (d)	50,000	43,349
3.5% 12/1/53 (d)	50,000	44,720
3.5% 1/1/54 (d)	25,000	22,382
4.5% 12/1/53 (d)	50,000	47,323
5% 12/1/53 (d)	25,000	24,303
5.5% 12/1/53 (d)	25,000	24,837
5.5% 12/1/53 (d)	25,000	24,837
6.5% 12/1/53 (d)	50,000	50,845
6.5% 1/1/54 (d)	25,000	25,402
TOTAL GINNIE MAE		1,056,350
Uniform Mortgage Backed Securities - 59.6%
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	100,000	77,797
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	50,000	38,899
2% 1/1/54 (d)	200,000	155,876
2% 1/1/54 (d)	50,000	38,969
2% 1/1/54 (d)	25,000	19,485
2% 1/1/54 (d)	50,000	38,969
2.5% 12/1/53 (d)	50,000	40,551
2.5% 12/1/53 (d)	25,000	20,275
2.5% 1/1/54 (d)	50,000	40,617
3% 12/1/53 (d)	100,000	84,422
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	100,000	84,422
3% 12/1/53 (d)	75,000	63,316
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	25,000	21,105
3% 12/1/53 (d)	25,000	21,105
3% 12/1/53 (d)	75,000	63,316
3% 12/1/53 (d)	25,000	21,105
3% 1/1/54 (d)	200,000	169,070
3% 1/1/54 (d)	50,000	42,268
3% 1/1/54 (d)	25,000	21,134
3% 1/1/54 (d)	100,000	84,535
4% 12/1/53 (d)	50,000	45,426
4% 12/1/53 (d)	50,000	45,426
4.5% 12/1/53 (d)	25,000	23,428
4.5% 12/1/53 (d)	25,000	23,428
5% 12/1/38 (d)	25,000	24,365
5.5% 12/1/53 (d)	50,000	49,301
5.5% 12/1/53 (d)	25,000	24,650
6.5% 12/1/53 (d)	100,000	101,625
6.5% 12/1/53 (d)	25,000	25,406
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,847,554
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,627,908)		4,521,205

Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	10,000	9,839
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	9,626	9,607
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	5,000	4,982
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (e)	10,000	9,816
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	904	903
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,000	1,969
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	6,000	5,946
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	925	922
Class A3, 4.66% 5/15/28	2,000	1,973
TOTAL ASSET-BACKED SECURITIES (Cost $45,894)		45,957

Collateralized Mortgage Obligations - 5.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 4.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (f)	71,928	58,646
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(g)	34,833	32,231
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (f)	49,492	47,598
TOTAL PRIVATE SPONSOR		138,475
U.S. Government Agency - 1.3%
Fannie Mae sequential payer Series 2022-3 Class N, 2% 10/25/47	23,759	19,803
Freddie Mac sequential payer Series 2022-5198 Class BA, 2.5% 11/25/47	23,230	20,218
TOTAL U.S. GOVERNMENT AGENCY		40,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,213)		178,496

Commercial Mortgage Securities - 16.7%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	20,000	18,805
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	10,000	9,958
Class A3, 6.26% 4/15/56	10,000	10,148
BX Commercial Mortgage Trust floater Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (f)(g)(h)	100,000	97,646
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	15,626	13,539
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	19,860	19,183
Freddie Mac:
sequential payer:
Series 2016-K054 Class A2, 2.745% 1/25/26	7,562	7,211
Series 2021-K127 Class A2, 2.108% 1/25/31	10,000	8,292
Series 2022-K141 Class A2, 2.25% 2/25/32	5,000	4,096
Series 2022-K142 Class A2, 2.4% 3/25/32	40,000	33,090
Series 2022-K145 Class A2, 2.58% 5/25/32	10,000	8,356
Series K058 Class A2, 2.653% 8/25/26	25,000	23,536
Series K065 Class A2, 3.243% 4/25/27	25,000	23,719
Series 2022 K748 Class A2, 2.26% 1/25/29	60,000	52,949
Series K047 Class A2, 3.329% 5/25/25	12,309	11,968
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	7,160	6,965
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	10,000	9,154
Morgan Stanley Capital I Trust sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	15,000	13,745
Series 2018-L1 Class A3, 4.139% 10/15/51	30,000	27,976
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (f)(g)(h)	100,000	96,985
sequential payer Series 2014-LC16 Class A5, 3.817% 8/15/50	20,000	19,697
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $524,742)		517,018

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i) (Cost $183,919)	183,882	183,919

TOTAL INVESTMENT IN SECURITIES - 185.1% (Cost $5,876,002)	5,735,411
NET OTHER ASSETS (LIABILITIES) - (85.1)%	(2,636,729)
NET ASSETS - 100.0%	3,098,682

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2.5% 12/1/53	(50,000)	(41,780)
2.5% 12/1/53	(50,000)	(41,780)
3% 12/1/53	(50,000)	(43,304)
3% 12/1/53	(50,000)	(43,304)
3.5% 12/1/53	(25,000)	(22,360)
5.5% 12/1/53	(25,000)	(24,837)
6.5% 12/1/53	(25,000)	(25,422)
6.5% 12/1/53	(25,000)	(25,422)

TOTAL GINNIE MAE		(429,721)

Uniform Mortgage Backed Securities
2% 12/1/53	(200,000)	(155,595)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(25,000)	(19,449)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(25,000)	(19,449)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(25,000)	(19,449)
2.5% 12/1/53	(50,000)	(40,551)
3% 12/1/53	(200,000)	(168,844)
3% 12/1/53	(50,000)	(42,211)
3% 12/1/53	(25,000)	(21,105)
3% 12/1/53	(100,000)	(84,422)
3% 12/1/53	(25,000)	(21,105)
3% 12/1/53	(75,000)	(63,316)
4% 12/1/53	(25,000)	(22,713)
4.5% 12/1/53	(50,000)	(46,855)
5% 12/1/38	(25,000)	(24,365)
5.5% 12/1/53	(50,000)	(49,301)
6.5% 12/1/53	(50,000)	(50,812)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(966,239)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,375,364)		(1,395,960)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	50,000	(2,156)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	50,000	(1,857)

TOTAL WRITTEN SWAPTIONS			(4,013)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2024	204,461	607	607
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Mar 2024	106,852	495	495

TOTAL PURCHASED					1,102

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Mar 2024	219,594	(1,151)	(1,151)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Mar 2024	232,875	(1,145)	(1,145)

TOTAL SOLD					(2,296)

TOTAL FUTURES CONTRACTS					(1,194)
The notional amount of futures purchased as a percentage of Net Assets is 10.0%
The notional amount of futures sold as a percentage of Net Assets is 14.6%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,000	221	(278)	(57)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	664	(877)	(213)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	5,000	1,107	(1,484)	(377)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	664	(743)	(79)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	4,000	885	(945)	(60)

TOTAL BUY PROTECTION							3,541	(4,327)	(786)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	10,000	(235)	270	35

TOTAL CREDIT DEFAULT SWAPS							3,306	(4,057)	(751)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	190,000	(1,068)	0	(1,068)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	60,000	(792)	0	(792)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	58,000	(1,021)	0	(1,021)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	38,000	(699)	0	(699)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	10,000	(274)	0	(274)
TOTAL INTEREST RATE SWAPS							(3,854)	0	(3,854)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,570.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $16,314.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $333,106 or 10.7% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	115,924	436,607	368,612	1,631	-	-	183,919	0.0%
Total	115,924	436,607	368,612	1,631	-	-	183,919

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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